LEASES - Disclosure of right-of-use asset years of depreciation and the interest rates (Details) - Buildings	12 Months Ended
Dec. 31, 2025
Minimum
Disclosure Of Detailed Information About Lease [Line Items]
Years of depreciation	2 years
Interest rate	1.43%
Maximum
Disclosure Of Detailed Information About Lease [Line Items]
Years of depreciation	10 years
Interest rate	7.50%